Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,453,142)	$ (2,742,049)	$ (4,412,063)	$ (4,598,343)
Adjustments to reconcile net loss to net cash used in operations activities:
Stock issued for services	132,273	70,897	308,768	345,656
Amortization of debt discount	787,217	1,270,943	1,709,759	1,794,359
Amortization of intangible assets		500,000	500,000
Warrants for services	126,555
Deferred financing fees	102,800	39,493	159,572
Warrants issued for services			67,990	44,826
Loss on debt extinguishment upon note conversion, net			395,781
Change in derivative liability	887,301	(612,093)	(858,774)	795,699
Gain on extinguishment of debt upon notes conversion	(54,819)
Stock issued for interest	204,391	82,952	88,762	95,805
Impairment expense related to intangible assets		500,000
Impairment expense			500,000
Change in operating assets and liabilities:
(Increase) decrease in accounts receivable	16,980	(5,838)	(15,927)	(45,086)
(Increase) decrease in inventory	(69,309)	120,560	130,834	(303,230)
(Increase) in other current assets	146,333	(579,746)	(397,085)	2,210
Increase in accounts payable	107,107	50,173	122,673	344,878
Increase (decrease) in accrued expenses	243,881	(24,000)	168,626	(44,001)
Net cash used in operating activities	(841,133)	(1,328,708)	(1,531,084)	(1,567,227)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for purchase of intangible asset		(333,333)	(333,333)
Net cash provided by investing activities		(333,333)	(333,333)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of stock
Proceeds from the sale of common stock				50,000
Proceeds from the issuance of debt-net	720,000	1,737,000	2,028,000	1,602,005
Borrowings under line of credit		5,000
Repayment to Shareholders
Repayment of convertible debt				(102,076)
Repayment of related party advance
Repayment of short-term debt	(3,308)		3,897	(1,000)
Net cash provided by financing activities	716,692	1,742,000	2,031,897	1,548,929
NET INCREASE IN CASH AND CASH EQUIVALENTS	(124,442)	79,959	167,480	18,298
Cash and cash equivalents, beginning of year	197,622	30,142	30,142	48,440
Cash and cash equivalents, end of year	73,181	110,101	197,622	30,142
Cash Paid For:
Interest	248,940
Income taxes
Summary of Non-Cash Investing and Financing Information:
Initial derivative liability and debt discount	512,993	1,463,278	1,684,711	1,482,314
Stock issued for conversion of debt			961,000	1,327,953
Derivative liability reclassed to loss on extinguishment of debt upon notes conversion	1,716,114		581,219
Intangible assets acquired and adjusted in accounts payable balance		666,667	666,667
Stock issued for debt conversion	1,314,298	911,000
Stock issued for interest	153,334	82,952	$ 88,762	$ 95,805
True-up adjustment in debt discount and derivative liability	$ 37,360